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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Exchange Traded Funds Trust
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – September 30, 2014

Item 1. Reports to Stockholders

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

SEPTEMBER 30, 2014

FUND
Russell Equity ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with a single investment portfolio referred to as a Fund.

Filed November 24, 2014

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Semi-annual Report

September 30, 2014 (Unaudited)

Table of Contents

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end data may be obtained by visiting www.russelletfs.com/products.

Russell Exchange Traded Funds Trust Russell Equity ETF

Shareholder Expense Example — September 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)”
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including brokerage commissions on purchases	would have been higher.
and sales of your Fund shares and (2) ongoing costs, including			Hypothetical
management fees and other Fund expenses. The Example is			Performance (5%
intended to help you understand your ongoing costs (in dollars) of		Actual	return before
		Performance	expenses)
investing in the Fund and to compare these costs with the ongoing
costs of investing in other funds. The Example is based on an	Beginning Account Value
	April 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	September 30, 2014	$1,019.00	$1,023.61
April 1, 2014 to September 30, 2014.	Expenses Paid During Period*	$1.47	$1.47

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 183/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Shareholder Expense Example 3

Russell Exchange Traded Funds Trust Russell Equity ETF

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair Value
	Shares	$
Investments in Other ETFs - 99.8%
Consumer Discretionary Select Sector SPDR Fund	3,981	265
Consumer Staples Select Sector SPDR Fund	6,186	279
Energy Select Sector SPDR Fund	5,146	466
Financial Select Sector SPDR Fund	30,410	705
Health Care Select Sector SPDR Fund	6,377	408
Industrial Select Sector SPDR Fund	6,789	361
iShares Global Infrastructure ETF	6,360	270
iShares Micro-Cap ETF	585	41
iShares MSCI Canada ETF	6,052	186
iShares MSCI EAFE ETF	14,894	955
iShares MSCI EAFE Small-Cap ETF	7,039	341
iShares Russell 1000 Growth ETF	3,090	283
iShares Russell 2000 ETF	382	42
iShares Russell Mid-Cap ETF	1,776	281
Technology Select Sector SPDR Fund	23,564	940
Vanguard FTSE All-World ex-US ETF	17,655	869
Vanguard FTSE Developed Markets ETF	4,273	170
Vanguard FTSE Europe ETF	21,139	1,168
Vanguard FTSE Pacific ETF	8,776	520
Vanguard Mega Capital ETF	7,011	474
Total Investments in Other ETFs
(identified cost $8,385)		9,024
Short-Term Investments - 0.2%
Russell U.S. Cash Management Fund	17,254(8)	17
Total Short-Term Investments
(identified cost $17)		17

Total Investments 100.0%
(identified cost $8,402)		9,041
Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		9,039

(8) Unrounded units.

See accompanying notes which are an integral part of the financial statements.

4 Schedule of Investments

Russell Exchange Traded Funds Trust Russell Equity ETF

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Investments in Other ETFs	$9,024	$—		$—	$9,024	99.8
Short-Term Investments	—	17		—	17	0.2
Total Investments	9,024	17		—	9,041	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
* Less than .05% of net assets.
For a description of the Levels see note 2 in the Notes to Financial Statements.
There were no significant transfers in and out of levels 1, 2, and 3 during the period ended September 30, 2014.

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments 5

Russell Exchange Traded Funds Trust

Russell Equity ETF

Statement of Assets and Liabilities — September 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$8,402
Investments, at fair value*	9,041
Total assets	9,041
Liabilities
Payables:
Accrued fees to affiliates	2
Total liabilities	2
Net Assets	$9,039
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3
Accumulated net realized gain (loss)	(14)
Unrealized appreciation (depreciation) on investments	639
Additional paid-in capital	8,411
Net Assets	$9,039
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$36.15
Net assets	$9,038,520
Shares outstanding ($.001 par value)	250,000
Amounts in thousands
* Investments in affiliates, Russell U.S. Cash Management Fund	$17
(#) Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

6 Statement of Assets and Liabilities

Russell Exchange Traded Funds Trust Russell Equity ETF

Statement of Operations — For the Period Ended September 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income Distributions from Underlying ETFs	$125
Total investment income	125
Expenses
Management fees	16
Expenses before reductions	16
Expense reductions	(2)
Net expenses	14
Net investment income (loss)	111
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	8
Net change in unrealized appreciation (depreciation) on investments	54
Net realized and unrealized gain (loss)	62
Net Increase (Decrease) in Net Assets from Operations	$173

See accompanying notes which are an integral part of the financial statements.

Statement of Operations 7

Russell Exchange Traded Funds Trust

Russell Equity ETF

Statements of Changes in Net Assets

	Period Ended
	September 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111	$179
Net realized gain (loss)	8	1,372
Net change in unrealized appreciation (depreciation)	54	42
Net increase (decrease) in net assets from operations	173	1,593
Distributions
From net investment income	(110)	(177)
Net decrease in net assets from distributions	(110)	(177)
Share Transactions*
Net increase (decrease) in net assets from share transactions	—	(1,774)

Total Net Increase (Decrease) in Net Assets	63	(358)
Net Assets
Beginning of period	8,976	9,334
End of period	$9,039	$8,976
Undistributed (overdistributed) net investment income included in net assets.	$3	$2

* There were no share transactions for the period ended September 30, 2014. Share transaction amounts (in thousands) for the period ended March 31, 2014 were as follows:

	Fiscal Year Ended March 31, 2014
	Shares	Dollars

Shares created	250	$8,395
Shares redeemed	(300)	(10,169)
Total increase (decrease)	(50)	$(1,774)

See accompanying notes which are an integral part of the financial statements.

8 Statements of Changes in Net Assets

Russell Exchange Traded Funds Trust

Russell Equity ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	$
	Beginning of	Investment	and Unrealized	Investment	from Net	Return of
	Period	Income (Loss)(b)	Gain (Loss)	Operations	Investment Income	Capital
September 30, 2014(1)	35.90	.45(a)(d)	.24	.69	(.44)	—
March 31, 2014	31.11	.67(a)(d)	4.79	5.46	(.67)	—
March 31, 2013	28.54	.54(a)(d)	2.76	3.30	(.73)	—
March 31, 2012(2)	25.45	.03(a)(d)	3.10	3.13	(.04)	—
December 31, 2011	27.80	.36(a)(d)	(2.13)	(1.77)	(.53)	(.05)
December 31, 2010(3)	25.00	.35	2.81	3.16	(.36)	—

(1)	For the period ended September 30, 2014 (Unaudited).
(2)	For the period January 1, 2012 to March 31, 2012.
(3)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (RIMCo”).
(e)	The ratios for periods less than one year are annualized.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(h)	Less than 0.5%.

See accompanying notes which are an integral part of the financial statements.
9 Financial Highlights

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(e)(f)	Net(e)(f)	(b)(e)	Turnover Rate(c)(g)
(.44)	36.15	1.90	9,039.35		.29(d)	2.42(d)	1
(.67)	35.90	17.75	8,976.35		.32(d)	2.01(d)	30
(.73)	31.11	11.82	9,334.35		.35(d)	1.87(d)	11
(.04)	28.54	12.21	5,708.58		.35(d)	.48(d)	– (h)
(.58)	25.45	(6.32)	5,090.65		.35(d)	1.29(d)	6
(.36)	27.80	12.62	9,839.57		.53	3.57	–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights 10

Russell Exchange Traded Funds Trust Russell Equity ETF

Notes to Financial Statements — September 30, 2014 (Unaudited)

1. Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company with a single investment portfolio, the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Russell Investment Management Company (“Adviser” or “RIMCo”) employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operation” date.

The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund.

2. Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying ETFs, at the last reported sale or settlement price.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets

Notes to Financial Statements 11

Russell Exchange Traded Funds Trust Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2014 (Unaudited)

or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads, or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services (“RFSC”), acting at their discretion of the Board of Trustees (the “Board”), that are used in determining the fair market value of investments.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Federal Income Taxes

For each year, the Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Fund.

The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

The Fund files a U.S. tax return. At September 30, 2014, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax return filed for tax years ended December 31, 2011 through December 31, 2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying ETFs sold at a loss, wash sale deferrals and in-kind transactions. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels and the Fund may own different proportions of the Underlying ETFs at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

12 Notes to Financial Statements

Russell Exchange Traded Funds Trust Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2014 (Unaudited)

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying ETFs may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying ETFs have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying ETFs’ Statement of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying ETF may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying ETF to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying ETF. This could cause the Fund to underperform other types of investments.

3. Investment Transactions

Securities

During the period ended September 30, 2014, purchases and sales of the Underlying ETFs (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales
Russell Equity ETF	$ 49,837	$ 59,579

There were no in-kind transactions during the period ended September 30, 2014.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company).

The Fund may also invest its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of September 30, 2014, the Fund had invested $17,254 in the Russell U.S. Cash Management Fund.

The management fee of 0.35% is based upon the average daily net assets of the Fund and is payable monthly. Management fees paid by the Fund for the period ended September 30, 2014, were $16,149.

Waivers

RIMCo has contractually agreed, until July 31, 2015, to waive 0.07% of is 0.35% management fee. This waiver may not be terminated during the relevant period expect with Board approval.

For the period ended September 30, 2014, RIMCo waived $2,557.

RIMCo does not have the ability to recover amounts waived from previous periods..

Notes to Financial Statements 13

Russell Exchange Traded Funds Trust Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2014 (Unaudited)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended September 30, 2014, were $2,356.

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 9 funds and RET, which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $96,000 per year; each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000. Ms. Cavanaugh is not compensated by the Russell Fund Complex for service as a Trustee.

5. Federal Income Taxes

At March 31, 2014, the Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains for an unlimited period. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Available capital loss carryforwards are as follows:

No Expiration
	Long-term	Totals
Russell Equity ETF	$ 21,640	$ 21,640

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Equity ETF
Cost of Investments	$8,401,875
Unrealized Appreciation	$649,586
Unrealized Depreciation	(10,585)
Net Unrealized Appreciation (Depreciation)	$639,001

6. Fund Share Transactions

As of September 30, 2014, there were an unlimited number of $0.001 par shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. The Shares are listed on the New York Stock Exchange Arca (the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s custodian. A Creation Unit of the Fund consists of 50,000 Shares. Transactions in shares for theFundfortheperiodsendedSeptember30,2014andMarch31,2014canbefoundfollowingtheStatementsofChangesinNetAssets.

14 Notes to Financial Statements

Russell Exchange Traded Funds Trust Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2014 (Unaudited)

7. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global OpportunisticCreditFund,RussellInternationalDevelopedMarketsFund,RussellMulti-StrategyAlternativeFund,RussellStrategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensationorpaymentsreceivedfromthesetenfundsandearningsthatwouldhaveaccruedtoplaintiffhadthatcompensationnotbeen paidor,alternatively,rescissionofthecontractsandrestitutionofallexcessivefeespaid. RIMCointendstovigorouslydefendtheaction.

8. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosure except the following:

In November 2014, there was a proxy vote of Russell Investment Company Shareholders to approve a new investment advisory agreement between RIMCo and each Fund, as a result of a transaction involving the sale of RIMCo’s parent company to the London Stock Exchange Group (the “Post-Transaction Agreement”).

Notes to Financial Statements 15

Russell Exchange Traded Funds Trust Russell Equity ETF

Frequency Distribution of Discounts and Premiums — September 30, 2013 (Unaudited)

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Number of	Percentage of
Premium/Discount Range	Days*	Total Days
Greater than 0.20% and less than or equal to 1.00%	18	1.62%
Greater than 0.05% and less than or equal to 0.20%	217	19.57%
Greater than -0.05% and less than or equal to 0.05%	451	40.67%
Greater than -0.20% and less than or equal to -0.05%	340	30.66%
Greater than -1.00% and less than or equal to -0.20%	83	7.48%
	1,109	100.00%
* Number of days are based on trading days.

16 Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust Russell Equity ETF

Shareholder Requests for Additional Information — September 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2014 is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information 17

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Existing Management Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the management agreement with RIMCo (the “Existing Agreement”) on at least an annual basis and that the terms and conditions of the Existing Agreement provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, last considered and approved the continuation of the Existing Agreement at a meeting held in person on May 19-20, 2014 (the “Existing Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Fund, sales and redemptions of the Fund’s shares, management of the Fund, and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review of the Existing Agreement at the Existing Agreement Evaluation Meeting, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund; (2) information and reports prepared by RIMCo relating to the profitability of the Fund to RIMCo; and (3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Fund. The Fund’s other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Existing Agreement are collectively called the “Existing Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo and RIMCo’s affiliates. The Trustees received a memorandum from counsel to the Fund (“Fund Counsel”) discussing the legal standards for their consideration of the continuation of the Existing Agreement and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Existing Agreement Information Review Meeting,” and, together with the Existing Agreement Evaluation Meeting, the “Existing Agreement Evaluation Meetings”), the Independent Trustees in preparation for the Existing Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent Counsel at which no representatives of RIMCo or the Fund’s management were present to review the Existing Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Existing Agreement Evaluation Information. At the Existing Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional Existing Agreement Evaluation Information received to that date. At the Existing Agreement Evaluation Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Existing Agreement with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Existing Agreement Evaluation Meetings as part of this review encompassed the Fund and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Existing Agreement Evaluation Meetings is included in the Existing Agreement Evaluation Information. Prior to voting at the Existing Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional Existing Agreement Evaluation Information received from RIMCo and management at the Existing Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

At the Existing Agreement Evaluation Meeting, the Board considered that RIMCo is responsible under the Existing Agreement for determining, implementing and maintaining the investment program for the Fund. Assets are managed directly by RIMCo pursuant to authority provided by the Existing Agreement. RIMCo is responsible for investing the assets of the Fund in accordance with the Fund’s investment objective and policies.

In addition to these general factors relating to the Fund, the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the Existing Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

18 Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

2. The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from RIMCo’s relationship with the Fund;

4. Information provided by RIMCo as to expenses incurred by the Fund;

5. Information provided by RIMCo as to the fact that it currently derives no profit, and does not expect to in the near term, from its exchange traded fund operations generally and from the Fund; and

6. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Fund, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions consist of two primary roles: managing the Fund’s portfolio and producing the daily creation and redemption baskets. At the Existing Agreement Evaluation Meeting, RIMCo reported, and the Board considered, that to meet the investment objective of the Fund, RIMCo seeks to provide excess performance over its benchmark through active decisions on asset allocation, based on insights of RIMCo’s strategist team, the use of valuation models to provide context around those insights, and RIMCo’s view on the capital markets environment. The Board discussed with senior representatives of RIMCo the impact on the Fund’s operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Fund during the past year. The Board was not advised of any expected diminution in the nature, scope or overall quality of the investment management or other services provided to the Fund from such changes. The Board also discussed the impact of organizational changes on the Fund’s compliance program and RIMCo with the Fund’s Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted, and are not expected to result, in any diminution in the scope and quality of the Fund’s compliance program.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). FRC, in turn, is an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company (“NM”). Prior to the Information Review Meeting, NM publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo has advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Information Review Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Information Review Meeting. RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Fund. However, the Board received no assurances in this regard directly from NM. Any Transaction would result, among other things, in an assignment and termination of the Existing Agreement, as required by the 1940 Act and by the terms and conditions of the Existing Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Post-Transaction Agreement”) for the Existing Agreement and thereafter to submit the Post-Transaction Management Agreement to the Fund’s shareholders for approval, as required by the 1940 Act. At the Existing Agreement Evaluation Meeting, the Board was advised by RIMCo that NM had entered into exclusive discussions with London Stock Exchange Group plc regarding a possible Transaction. At both of the Existing Agreement Evaluation Meetings, the Board discussed with RIMCo the need to assure continuity of services required for the Fund’s operations.

With respect to the Fund’s Management Fee, the Third-Party Information did not provide a ranking of the Fund’s Management Fee on a contractual basis, but showed that the Fund’s Management Fee was ranked in the third quintile of its Expense Universe on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to the Fund’s Comparable Funds). In these rankings, the first quintile represents funds with the lowest investment management fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment management fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. In assessing the Fund’s Management Fee, the Board has focused on actual management fees.

Basis for Approval of Investment Advisory Contracts 19

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board considered for the Fund whether economies of scale have been realized and whether the Management Fee for the Fund appropriately reflects or should be revised to reflect any such economies. The Board considered the Fund’s limited operating history and opportunity for asset growth. The Board considered RIMCo’s advice that the Fund was not being marketed actively with the result that economies of scale are not likely to be experienced in the near term and that RIMCo has operated, and expects to continue to initially operate, the Fund at a loss.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Fund and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Fund. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Fund. In addition, RIMCo noted that the Fund is subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Fund and all of the Fund’s officers. Accordingly, the Trustees concluded that the services provided to the Fund are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Fund’s total expenses, the Third-Party Information showed that, giving effect to expense limitation arrangements in effect with RIMCo, the total expenses for the Fund ranked in the third quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Existing Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Existing Agreement Evaluation Meeting by RIMCo, the Board at the Existing Agreement Evaluation Meeting found, after giving effect to any applicable waivers and/or reimbursements, (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances and based on RIMCo’s explanations as to the performance of the Fund, the performance of the Fund was consistent with continuation of the Existing Agreement. The Board, in assessing the Fund’s performance, took into consideration the Fund’s limited operating history under RIMCo’s management.

In evaluating performance, the Board considered the Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to the Fund’s performance relative to its Comparable Funds. The Board noted that for the one-year period ended December 31, 2013, the Fund, according to the Third-Party Information, underperformed relative to its benchmark and that the Fund’s performance was in the third quintile of its Performance Universe.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the Existing Agreement would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the Existing Agreement.

In their deliberations, the Trustees did not identify any particular information as to the Existing Agreement that was all-important or controlling and each Trustee attributed different weights, if any, to the various factors considered.

Approval of the Post-Transaction Agreement

On May 20, 2014, London Stock Exchange Group plc (“LSEG”) announced that it had entered into exclusive discussions with “NM” for the potential acquisition of FRC although there was no certainty that any agreement for a transaction would be reached. On June 26, 2014, the Board was advised by FRC, and LSEG publicly announced, that LSEG had entered into a definitive agreement and plan of merger to acquire FRC, including both its index and investment management businesses. In its announcement (the “LSEG Announcement”), LSEG stated, among other things, that the investment management business would be the subject of “a comprehensive review to determine its positioning and fit with the Group” and that LSEG is “committed to maintaining a clear focus on client service, fund performance and management and employee stability, whilst ensuring appropriate standalone governance.” On

20 Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

June 27, 2014, the Board met by conference telephone call to discuss preliminarily the LSEG Announcement with representatives of FRC, RIMCo and LSEG.

In preparation for its evaluation of the Post-Transaction Agreement, the Independent Trustees, with the advice and assistance of Independent Counsel, requested information to evaluate the Post-Transaction Agreement. In their requests for such information, the Independent Trustees advised RIMCo of their intention to rely upon the information provided to the Board in connection with its annual renewal of the Existing Agreement (the “Existing Agreement Evaluation Information”) in their evaluation of the Post-Transaction Agreement, if and to the extent the Existing Agreement Evaluation Information continued to be accurate and complete as of July 29, 2014. The Independent Trustees requested that RIMCo provide any updated and additional information needed for the Board to consider whether the Post-Transaction Agreement should be approved. The foregoing information and other information provided by RIMCo and LSEG to the Board, including the Independent Trustees, in connection with its evaluation of the Post-Transaction Agreement hereinafter is referred to collectively as the “Post-Transaction Agreement Evaluation Information.”

At a meeting held in person on July 17, 2014 (the “Post-Transaction Agreement Information Review Meeting”), the Board in further preparation for its evaluation of the Post-Transaction Agreement reviewed Post-Transaction Agreement Evaluation Information received to the date of that Meeting, first with senior representatives of FRC, RIMCo, Fund management and LSEG, and then in a private session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, and, on the basis of that review, requested additional information regarding the Transaction and its impact on RIMCo and the Fund.

The Board met in person on July 29, 2014 to consider approval of the Post-Transaction Agreement (the “Post-Transaction Agreement Evaluation Meeting”). At the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees first met to review additional Post-Transaction Agreement Information received to that date with representatives of FRC, RIMCo, Fund management, and LSEG. Presentations made by FRC, RIMCo and LSEG at the Post-Transaction Agreement Information Review Meeting and the Post-Transaction Agreement Evaluation Meeting (together, the “Transaction Board Meetings”), as part of this review, encompassed the Fund and the Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Transaction Board Meetings is included in the Post-Transaction Agreement Evaluation Information. Presentations made by FRC, RIMCo and LSEG at the Transaction Board Meetings are included in the Post-Transaction Agreement Evaluation Information. Prior to voting at the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, to review additional Post-Transaction Agreement Evaluation Information received prior to and at the Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction Agreement reflected the Post-Transaction Agreement Evaluation Information and other information received by the Board during the course of the year or prior years (including the Existing Agreement Evaluation Information, as supplemented by RIMCo through the date of the Post-Transaction Agreement Evaluation Meeting) and the findings made by the Board in respect of the Existing Agreement at the Existing Agreement Evaluation Meeting. The Independent Trustees’ evaluations of the Post-Transaction Agreement also reflected the knowledge and familiarity gained as Board members of the Fund and the Other Russell Funds with respect to services provided by RIMCo and RIMCo’s affiliates to the Fund under the Existing Agreement and services proposed to be provided to the Fund under the Post-Transaction Agreement. The Board noted the short period of time since the Existing Agreement Evaluation Meeting and that information provided by RIMCo to update and supplement the Existing Agreement Evaluation Information through the date of the Post-Transaction Agreement Evaluation Meeting did not affect the conclusions reached by the Board at the Existing Agreement Evaluation Meeting.

In approving the Post-Transaction Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

1. the reputation, financial strength and resources of LSEG;

2. LSEG is a diversified international market infrastructure and capital markets business;

3. LSEG’s advice that it has a strong track record of successful acquisitions and owning regulated businesses and that its regulatory and compliance history is strong;

4. LSEG is not engaged in the mutual fund or investment management businesses, with the result that there will be no overlap of mutual fund products to address in the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

Basis for Approval of Investment Advisory Contracts 21

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

5. LSEG’s advice that the outcome of the comprehensive review and its effect on FRC’s investment management business would not be prejudged and that one part of the review is to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities;

6. LSEG’s assurances that there were no circumstances that could be envisaged at the time of the Post-Transaction Agreement Evaluation Meeting under which the Fund may be left without an investment manager to conduct its investment programs and that, whatever the outcome of the comprehensive review and for as long as it owns the FRC investment management business, it is committed to maintaining the existing clear focus on client service and fund performance in FRC’s investment management business;

7. LSEG’s stated intention that the FRC investment management business will operate independently of the rest of LSEG and its expectation that the impact of the Transaction on the Fund will be broadly neutral, with no material improvements or disadvantages, although the Fund may benefit to some extent from the ownership of the FRC investment management business by a company with world class technology, operational competencies, and financial strength;

8. LSEG’s advice that, as part of the comprehensive review, it will provide continued strong support and investment for growth and innovation, and pay particular attention to creating appropriate standalone governance and operations for FRC’s investment management business while also focusing on maintaining strong management and employee continuity;

9. the Post-Transaction Agreement Evaluation Information did not identify any conflicts of interest that would arise following completion of the Transaction but LSEG did advise the Board that it is continuing to work with FRC to establish the scope of affiliated business and to assess whether modifications to FRC’s compliance policies and procedures and/or other steps are appropriate. The Board was advised that it would be apprised of any material issues that are subsequently identified;

10. LSEG’s expectation that there will be no diminution in the nature, scope and overall quality of services provided to the Fund and its shareholders, including administrative, regulatory and compliance services, as a result of the Transaction. In this regard, the Post-Transaction Agreement Evaluation Information stated, among other things:

• LSEG intends to maintain the existing nature and quality of services provided to the Fund by RIMCo.

• In connection with or as a result of the Transaction, LSEG anticipates that RIMCo will maintain the resources, operations, staffing and other functions required for the operation or administration of the Fund.

• No changes are expected by LSEG in RIMCo’s investment strategies and practices in respect of the Fund as a result of the Transaction.

11. advice from RIMCo and LSEG that there is no intention to propose any immediate changes to any of the Fund’s third-party service providers, thereby assuring continuation of services needed for the Fund’s operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

12. at the Existing Agreement Evaluation Meetings, the Board had performed a full annual review of the Existing Agreement, as required by the 1940 Act, and had reapproved the Existing Agreement, concluding, among other things, that the Management Fee for the Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund;

13. the terms and conditions of the Post-Transaction Agreement are substantially the same as those of the Existing Agreement, which will terminate automatically upon completion of the Transaction, and the Post-Transaction Agreement will not change the Fund’s Management Fee (on a contractual or actual basis), expense ratio, profitability, economies of scale, or other fees or benefits received by RIMCo and its affiliates as a result of their relationships with the Fund;

14. FRC and/or its affiliates and LSEG, not the Fund, will bear all costs of meetings, preparation of proxy materials and solicitation in connection with obtaining approvals of the Post-Transaction Agreement;

15. there will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the Fund’s supervision and oversight;

16. LSEG’s assurances that for a period of two years following the effective date of the Post-Transaction Agreement, it will use reasonable best efforts not to engage in activities that would impose an “unfair burden” on the Fund within the meaning of Section 15(f) of the 1940 Act; and

22 Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

17. the Board’s belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Fund.

In evaluating the Post-Transaction Agreement, the Board considered the possibility that, depending upon the results of the comprehensive review, the FRC investment management business would be conducted pursuant to the Post-Transaction Agreement as an independent part of the LSEG organization following completion of the Transaction, without any significant diminution expected in the nature, scope and overall quality of services provided to the Fund, and without any expected effect on the Fund’s Management Fee (contractual or actual), expenses, profitability, economies of scale, or other fees or benefits to FRC or RIMCo or their affiliates from their Fund relationships. However, the Independent Trustees were unable on the basis of the Post-Transaction Agreement Evaluation Information to determine the outcome of the comprehensive review or its effects, if any, on the FRC investment management business generally or on any of the investment management and other services that RIMCo and other FRC affiliates provide to the Fund under the Existing Agreement. Among other things, the Board could not determine whether or for how long FRC’s investment management business will continue as part of the LSEG organization following conclusion of the comprehensive review. In its deliberations, the Board considered the above and other relevant factors in light of the uncertain outcome and effects of the comprehensive review and, consequently, identified the principal factor in determining whether to approve the Post-Transaction Agreement as the need to provide for uninterrupted investment management and other services required for the operation of the Fund following the automatic termination of the Existing Agreement upon completion of the Transaction. No other single factor reviewed by the Board was identified by the Board as a principal factor in determining whether to approve the Post-Transaction Agreement and each Board member attributed different weights to the various factors. After careful consideration of all factors, principally the need for continuation of investment management and other services required for the operation of the Fund following termination of the Existing Agreement, the Board believed that approval of the Post-Transaction Agreement would be in the best interests of the Fund and its shareholders for a period ending two years from the date of the Post-Transaction Agreement, but advised Fund management of its intention (subject to the outcome of the comprehensive review) to evaluate the continuance of the Post-Transaction Agreement within one year of its effectiveness, although not required to do so by the terms of the Post-Transaction Agreement or the 1940 Act. The Independent Trustees were advised by Independent Counsel throughout the process of evaluating the Post-Transaction Agreement. Prior to the Post-Transaction Agreement Information Review Meeting, the Board received a memorandum from Fund Counsel discussing its responsibilities in connection with its evaluation of the Post-Transaction Agreement and the Independent Trustees separately received a memorandum discussing such responsibilities from Independent Counsel.

Basis for Approval of Investment Advisory Contracts 23

Russell Exchange Traded Funds Trust Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers — September 30, 2014 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations. Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Fund.

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office*	Past 5 Years	by Trustee	Past 5 Years
INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	•President and CEO RIC, RIF and	49	None
Born May 10, 1954	Executive Officer	is chosen and	RET
	since 2012	qualified by	•Chairman of the Board, Co-President
1301 Second Avenue,		Trustees	and CEO, Russell Financial Services,
18th Floor	Trustee since 2012		Inc. (“RFS”)
Seattle, WA 98101		Appointed until	•Chairman of the Board, President
		successor is	and CEO, Russell Fund Services
		duly elected and	Company (“RFSC”)
		qualified	•Director, RIMCo
•Chairman of the Board, President
and CEO, Russell Insurance Agency,
Inc. (“RIA”) (insurance agency)
•May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
•2007 to January 2009, Senior Vice
President, National Sales — Retail
Distribution, JPMorgan Chase/
Washington Mutual, Inc.
(investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

24 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —September 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Positions(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office*	Past 5 Years	by Trustee	Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2012	Appointed until	•Senior Vice President, Larco	49	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
	Chairman of	duly elected and
1301 Second Avenue,	the Investment	qualified
18th Floor	Committee since
Seattle, WA 98101	2012	Appointed until
successor is
duly elected and
qualified

Kristianne Blake,	Trustee since 2012	Appointed until	•Director and Chairman of the Audit	49	•Director,
Born January 22, 1954		successor is	Committee, Avista Corp		Avista Corp
	Chairman since 2012	duly elected and	(electric utilities)		(electric
1301 Second Avenue,		qualified	•Regent, University of Washington		utilities);
18th Floor			•President, Kristianne Gates Blake,		•Director,
Seattle, WA 98101		Annual	P.S. (accounting services)		Ecova (total
			•Director, Ecova (total energy and		energy and
			sustainability management)		sustainability
management);

* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 25

Russell Exchange Traded Funds Trust Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —September 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Positions(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office*	Past 5 Years	by Trustee	Past 5 Years
INDEPENDENT TRUSTEES (continued)
			•Until December 31, 2013,Trustee		•Until
			and Chairman of the Operations		December 31,
			Committee, Principal Investors Funds		2013, Trustee,
			and Principal Variable Contracts Funds		Principal
			(investment company)		Investors Funds
			•From April 2004 through December		(investment
			31, 2012, Director, Laird Norton Wealth		company);
			Management and Laird Norton Tyee		•Until
			Trust (investment company)		December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
•From April
2004 through
December
31, 2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

Cheryl Burgermeister,	Trustee since 2012	Appointed until	•Retired	49	•Trustee and
Born June 26, 1951		successor is	•Trustee and Chairperson of Audit		Chairperson
		duly elected and	Committee, Select Sector SPDR Funds		of Audit
1301 Second Avenue,		qualified	(investment company)		Committee,
18th Floor					Select Sector
Seattle, WA 98101					SPDR Funds
(investment
company)
•Trustee, ALPS
Series Trust
(investment
company)
* Each Trustee is subject to mandatory retirement at age 72.

26 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —September 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office*	Past 5 Years	by Trustee	Past 5 Years
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy,	Trustee since 2012	Appointed until	•Retired	49	None
Born June 6, 1946		successor is	•June 2004 to June 2014,
1301 Second Avenue,		duly elected and	Senior Vice President and Chief
18th Floor		qualified	Financial Officer, Waddell & Reed
Seattle, WA 98101			Financial, Inc. (investment company)

Katherine W. Krysty,	Trustee since 2014	Appointed until	•Retired	49	None
Born December 3, 1951		successor is	•January 2011 through March 2013,
		duly elected and	President Emerita, Laird Norton
1301 Second Avenue,		qualified	Wealth Management
18th Floor			(investment company)
Seattle, WA 98101			•April 2003 through December 2010,
Chief Executive Officer of
Laird Norton Wealth
Management (investment
company)

Raymond P. Tennison, Jr.,	Trustee since 2012	Appointed until	•Retired	49	None
Born December 21, 1955		successor is	•From January 2008 until December
	Chairman of	duly elected and	2011, Vice Chairman of the Board,
1301 Second Avenue,	the Nominating	qualified	Simpson Investment Company (paper
18th Floor	and Governance		and forest products)
Seattle, WA 98101	Committee since	Appointed until	•Until November 2010, President,
	2012	successor is	Simpson Investment Company
		duly elected and	and several additional subsidiary
		qualified	companies, including Simpson Timber
Company, Simpson Paper Company and
Simpson Tacoma Kraft Company

Jack R. Thompson,	Trustee since 2012	Appointed until	•September 2007 to September	49	•Director,
Born March 21, 1949		successor is	2010, Director, Board Chairman and		Board Chairman
	Chairman of the	duly elected and	Chairman of the Audit Committee,		and Chairman
1301 Second Avenue,	Audit Committee	qualified	LifeVantage Corporation (health		of the Audit
18th Floor	since 2012		products company)		Committee,
Seattle, WA 98101		Appointed until	•September 2003 to September 2009,		LifeVantage
		successor is	Independent Board Chair and Chairman		Corporation
		duly elected and	of the Audit Committee, Sparx Asia		until September
		qualified	Funds (investment company)		2010 (health
products
company);
•Director, Sparx
Asia Funds
until 2009
(investment
company)

Disclosure of Information about Fund Trustees and Officers 27

Russell Exchange Traded Funds Trust Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —September 30, 2014 (Unaudited)

* Each Trustee is subject to mandatory retirement at age 72.

Positions(s) Held
Name,	With Fund and	Term	Principal Occupation(s)
Age,	Length of	of	During the
Address	Time Served	Office	Past 5 Years
OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	•Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2011	by Independent	•Chief Compliance Officer, RFSC and U.S. One Inc.
		Trustees	•2005 through 2011, Chief Compliance Officer, RIMCo
1301 Second Avenue,
18th Floor
Seattle, WA 98101

Sandra Cavanaugh,	President and Chief	Until successor	•CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	•President and CEO, RIC, RIF and RET
	since 2012	qualified by	•Chairman of the Board, Co-President and CEO, RFS
1301 Second Avenue,		Trustees	•Chairman of the Board, President and CEO, RFSC
18th Floor			•Director, RIMCo
Seattle, WA 98101			•Chairman of the Board, President and CEO, RIA
•May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
•2007 to January 2009, Senior Vice President, National Sales —Retail
Distribution, JPMorgan Chase/Washington Mutual, Inc.

Mark E. Swanson,	Treasurer and Chief	Until successor	•Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	•Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
	since 2011	qualified by	•Global Head of Fund Services, Russell Investments
1301 Second Avenue,		Trustees	•October 2011 to December 2013, Head of North America
18th Floor			Operations Russell Investments
Seattle, WA 98101			•May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments
•1999 to May 2009, Director, Fund Administration

Jeffrey T. Hussey	Chief Investment	Until removed by	•Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	•Chief Investment Officer, RIC, RIF and RET
•Chairman of the Board, President and CEO, RIMCo
1301 Second Avenue,			•Director, RTC, RIS and Russell Investments Delaware, Inc.
18th Floor			•Board of Managers, Russell Institutional Funds
Seattle WA 98101			Management, Inc.
•2003 to 2013, Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2011	Until successor	•Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	•Secretary, RIMCo, RFSC and RFS
		qualified by	•Secretary and Chief Legal Officer, RIC, RIF and RET
1301 Second Avenue,		Trustees	•Assistant Secretary, RFS, RIA and U.S. One Inc.
18th Floor			•1999 to 2010 Assistant Secretary, RIC and RIF
Seattle, WA 98101

28 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell Equity ETF

1301 Second Avenue, Seattle, Washington 98101 (888) 775-3837

Interested Trustee	Transfer and Dividend Disbursing Agent
Sandra Cavanaugh	State Street Bank and Trust Company
Independent Trustees	One Lincoln Street
Thaddas L. Alston	Boston, MA 02111
Kristianne Blake	Custodian
Cheryl Burgermeister	State Street Bank and Trust Company
Daniel P. Connealy	One Iron Street
Katherine W. Krysty	Boston, MA 02210
Raymond P. Tennison	Office of Shareholder Inquiries
Jack R. Thompson	1301 Second Avenue
Officers	Seattle, WA 98101
Sandra Cavanaugh, President and Chief Executive Officer	(800) 787-7354
Cheryl Wichers, Chief Compliance Officer	Distributor
Jeffrey T. Hussey, Chief Investment Officer	ALPS Distributors, Inc.
Mark E. Swanson, Treasurer and Chief Accounting Officer	1290 Broadway, Suite 1100
Mary Beth R. Albaneze, Secretary	Denver, CO 80203
Adviser
Russell Investment Management Company
1301 Second Avenue
Seattle, WA 98101
Administrator
Russell Fund Services Company
1301 Second Avenue
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers 29

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Items 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer
Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 24, 2014

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 24, 2014